OPERATING SEGMENTS - Segment Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Administrative expenses	$ (171,030)	$ (86,178)	$ (35,142)
Research and development expenses	(57,080)	(20,585)	(12,481)
Finance income	174,801	3,100	57
Finance cost	(32,538)	(6,604)	(3,622)
Loss before tax	(1,296,866)	(115,868)	(61,598)
Automotive
Disclosure of operating segments [line items]
Administrative expenses	(171,030)	(86,178)	(35,142)
Research and development expenses	(57,080)	(20,585)	(12,481)
Finance income	174,801	3,100	57
Finance cost	(32,538)	(6,604)	(3,622)
Loss before tax	(1,304,381)	(95,447)	(53,841)
Additions to PP&E and intangibles	$ 406,298	$ 187,208	$ 114,103